INCOME TAX	24 Months Ended
Dec. 31, 2014
INCOME TAX [Text Block]
10.	INCOME TAX

The provision (benefit) for income taxes for the years ended December 31, 2014 and 2013 consisted of the following:

December 31,	2014	2013
Current:
Federal	$191,137	$138,427
State	58,249	41,284
Foreign	78,494	105,634
Total	327,880	285,345

Deferred:
Federal	(3,501)	(4,347)
State	(910)	(1,130)
Total	(4,411)	(5,477)

Provision for income taxes	$323,469	$279,868

The Company’s deferred income tax (liability) asset consisted of the following:

December 31,	2014	2013
Current deferred income tax (liabilities) assets:
Depreciation and amortization	$(43,608)	$(48,019)
Total	$(43,608)	$(48,019)

On January 1, 2009, the Company adopted the provision of ASC 740 related to accounting for uncertain tax positions. It requires that the Company recognize the impact of a tax position in the Company’s financial statement if the position is more likely than not of being sustained upon examination on the technical merits of the position. The adoption of this new accounting policy resulted in a retained earnings adjustment of $240,000 as of beginning of the year.

The Company's practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company has not recognized any interest on the unrecognized tax benefits as they are immaterial. Management believes no material change to the amount of unrecognized tax benefits will occur within the next twelve months.

Tax years 2010 and year thereafter are open for tax examination by federal and years 2009 and thereafter are open for state.